CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CUSTOMER INFORMATION
Schedule of customers accounting for 10% or more of accounts receivable

	December 31,
	2011		2012
A(1)	52.93%		13.09%
B(2)		*	16.64%
C(3)		*	14.16%
(1)
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amount to the Group. Accordingly, accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.

(2)
B is one of the Group's co-investor which is responsible for distributing one television series of 2012 and collecting the revenue from other TV stations.

(3)
C is a TV station which purchased the copyright of the television series from the Group.

*
Less than 10%